Summary of Significant Accounting Policies (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Jul. 25, 2014	Apr. 25, 2014	Jan. 24, 2014	Oct. 25, 2013	Jul. 26, 2013	Apr. 26, 2013	Jan. 25, 2013	Oct. 26, 2012	Jul. 27, 2012	Apr. 25, 2014	Apr. 26, 2013	Apr. 27, 2012	Apr. 29, 2011
Property, Plant, and Equipment
Property, plant, and equipment, gross	$ 6,541	$ 6,439				$ 6,152				$ 6,439	$ 6,152
Less: Accumulated depreciation	(4,165)	(4,047)				(3,662)				(4,047)	(3,662)
Property, plant, and equipment, net	2,376	2,392				2,490				2,392	2,490	2,473
Depreciation expense										501	488	498
Accrued Certain Litigation Charges
Certain loss contingency accruals		917				161				917	161
Shipping and handling costs										194	182	167
AOCI
Unrealized Gain/(Loss) on Investments						97					97	130	196
Cumulative Translation Adjustments						205					205	306	443
Net Change in Retirement Obligations						(852)					(852)	(834)	(607)
Unrealized Gain/(Loss) on Derivatives						58					58	(75)	(256)
Accumulated Other Comprehensive Loss	(488)	(597)			(576)	(492)				(597)	(492)	(473)	(224)
OCI
Unrealized Gain/(Loss) on Investments	54				(95)					(103)	(33)	(66)
Cumulative Translation Adjustments	1				(5)					13	(21)	(137)
Net Change in Retirement Obligations	17				14					87	(18)	(227)
Unrealized Gain/(Loss) on Derivatives	37				2					(102)	53	181
Other comprehensive income (loss)	109				(84)					(105)	(19)	(249)
Correction of classification											(80)
Correction of classification											80
Earnings Per Share Reconciliation
Earnings from continuing operations										3,065	3,467	3,415
Earnings from discontinued operations										0	0	202
Net earnings	871	448	762	902	953	969	988	646	864	3,065	3,467	3,617
Basic weighted average shares outstanding	992.6				1,009.7					1,002.1	1,019.3	1,053.9
Effect of dilutive securities:
Employee stock options										7.1	2.8	0.9
Employee restricted stock units										4.3	5.3	4.9
Other										0.1	0.1	0.2
Diluted weighted average shares outstanding	1,005.2				1,021.2					1,013.6	1,027.5	1,059.9
Basic earnings per share:
Earnings from continuing operations (per share)										$ 3.06	$ 3.40	$ 3.24
Earnings from discontinued operations (per share)										$ 0.00	$ 0.00	$ 0.19
Net earnings (per share)	$ 0.88	$ 0.45	$ 0.76	$ 0.90	$ 0.94	$ 0.96	$ 0.98	$ 0.63	$ 0.84	$ 3.06	$ 3.40	$ 3.43
Diluted earnings per share:
Earnings from continuing operations (per share)										$ 3.02	$ 3.37	$ 3.22
Earnings from discontinued operations (per share)										$ 0.00	$ 0.00	$ 0.19
Net earnings (per share)	$ 0.87	$ 0.44	$ 0.75	$ 0.89	$ 0.93	$ 0.95	$ 0.97	$ 0.63	$ 0.83	$ 3.02	$ 3.37	$ 3.41
Senior convertible notes	2,477	1,613				910				1,613	910
Land and land improvements
Property, Plant, and Equipment
Property, plant, and equipment, gross		152				151				152	151
Buildings and leasehold improvements
Property, Plant, and Equipment
Property, plant, and equipment, gross		1,565				1,532				1,565	1,532
Equipment
Property, Plant, and Equipment
Property, plant, and equipment, gross		4,409				4,110				4,409	4,110
Construction in progress
Property, Plant, and Equipment
Property, plant, and equipment, gross		$ 313				$ 359				$ 313	$ 359
Minimum
Intangible Assets
Intangible assets, estimated useful life										3 years
Minimum | Equipment
Property, Plant, and Equipment
Property, plant, and equipment, estimate useful life (in years)										3 years
Maximum
Intangible Assets
Intangible assets, estimated useful life										20 years
Maximum | Land and land improvements
Property, Plant, and Equipment
Property, plant, and equipment, estimate useful life (in years)										20 years
Maximum | Buildings and leasehold improvements
Property, Plant, and Equipment
Property, plant, and equipment, estimate useful life (in years)										40 years
Maximum | Equipment
Property, Plant, and Equipment
Property, plant, and equipment, estimate useful life (in years)										7 years
Stock Options
Diluted earnings per share:
Number of shares excluded from computation of earnings per share					9					5	38	51